Non-controlling Interests (Summary of Non-controlling Interests) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Noncontrolling Interest [Line Items]
Third Party Net Investment Amount	$ 4,795		$ 4,795		$ 5,410
Net Real Estate Assets Subject to Investment Arrangement	2,152,798		2,152,798		2,053,591
Distributions	87	$ 88	173	$ 173
Non-controlling Interests
Noncontrolling Interest [Line Items]
Distributions	87	88	173	173
Plaza Del Rio Medical Office Campus Portfolio - Peoria, AZ | Non-controlling Interests
Noncontrolling Interest [Line Items]
Third Party Net Investment Amount	343		343
Net Real Estate Assets Subject to Investment Arrangement	13,913		13,913		14,220
Distributions	0	0	0	0
UnityPoint Clinic Portfolio | Non-controlling Interests
Noncontrolling Interest [Line Items]
Third Party Net Investment Amount	488		488
Net Real Estate Assets Subject to Investment Arrangement	8,645		8,645		$ 8,842
Distributions	$ 0	$ 0	$ 0	$ 0
Healthcare Trust Operating Partnership, L.P. | Plaza Del Rio Medical Office Campus Portfolio - Peoria, AZ | Non-controlling Interests
Noncontrolling Interest [Line Items]
Non-Controlling Ownership Percentage	1.90%		1.90%
Healthcare Trust Operating Partnership, L.P. | UnityPoint Clinic Portfolio | Non-controlling Interests
Noncontrolling Interest [Line Items]
Non-Controlling Ownership Percentage	5.00%		5.00%